Disclosure of deferred taxes (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements Line Items
Deferred income tax asset and (liability)	$ 1,604,038	$ (1,820,307)	$ (4,753,324)
Royalty interest [Member]
Statements Line Items
Deferred income tax asset and (liability)	(1,689,673)	(4,159,013)	(8,090,497)
Tax loss carryforwards [Member]
Statements Line Items
Deferred income tax asset and (liability)	3,203,640	2,261,886	3,212,368
Other [Member]
Statements Line Items
Deferred income tax asset and (liability)	$ 90,071	$ 76,820.00	$ 124,805